UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13 F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:December 31, 2005

       Check here if Amendment [X]; Amendment Number: 1
        This Amendment (Check only one.):[X] is a restatement.
                                         [] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	CLS Investment Firm, LLC
       Address: 4020 South 147th Street
             	Omaha, NE 68137


       Form 13F File Number: 28-11877

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Brian Nielsen
       Title:	Chief Compliance Officer
       Phone:	(402) 493-3313

       Signature, Place, and Date of Signing:

                Brian Nielsen            Omaha, Nebraska      May 2, 2006
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File NumberName

          28-05947           PADCO Advisors II, Inc.
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:


       Number of Other Included Managers:

       Form 13F Information Table Entry Total:	   52

       Form 13F Information Table Value Total:	$566,722
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

               28-               NONE

          [Repeat as necessary.]



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                                                   FORM 13F INFORMATION TABLE

           COLUMN                  COLUMN       COLUMN    COLUMN     COLUMN      COLUMN   COLUMN          COLUMN
             1                       2            3         4          5           6        7               8
                                                                                                       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS  CUSIP NUMBER MARKET  SHRS OR SH/PUT/INVESTMENT OTHER    SOLE   SHARED NONE
                                                            VALUE  PRN AMT PRN    DISCRETION MANAGERS
                                                           (X$1000)        CALL

AMERICAN STRATEGIC INCOME II  COM             03009T 10 1     $124   11,509 SH    SOLE     NONE                 11,509
BERKSHIRE HATHAWAY INC DEL    CLASS A         084670 10 8     $532        6 SH    SOLE     NONE                    6
BERKSHIRE HATHAWAY INC DEL    CLASS A         084670 10 8   $8,508       96 SH    SOLE     NONE     96
ISHARES INC                   MSCI CDA INDEX  464286 50 9   $1,643   75,000 SH    SOLE     NONE   75,000
ISHARES INC                   MSCI NETHERLND  464286 81 4   $8,311  409,000 SH    SOLE     NONE   409,000
ISHARES INC                   MSCI SPAIN      464286 76 4   $7,125  197,000 SH    SOLE     NONE   197,000
ISHARES INC                   MSCI UTD KINGD  464286 69 9   $9,513  512,000 SH    SOLE     NONE   512,000
ISHARES TR                    1-3 YR TRS BD   464287 45 7   $3,208   40,000 SH    SOLE     NONE   40,000
ISHARES TR                    1-3 YR TRS BD   464287 45 7   $4,997   62,299 SH    SOLE     NONE                 62,299
ISHARES TR                    20+ YR TRS BD   464287 43 2   $2,295   25,000 SH    SOLE     NONE   25,000
ISHARES TR                    7-10 YR TRS BD  464287 44 0     $731    8,715 SH    SOLE     NONE                  8,715
ISHARES TR                    DJ US HEALTHCR  464287 76 2      $35      550 SH    SOLE     NONE                   550
ISHARES TR                    DJ SEL DIV INX  464287 16 8     $259    4,234 SH    SOLE     NONE                  4,234
ISHARES TR                    DJ US HEALTHCR  464287 76 2  $19,984  317,000 SH    SOLE     NONE   317,000
ISHARES TR                    GS CORP BD FD   464287 24 2     $300    2,784 SH    SOLE     NONE                  2,784
ISHARES TR                    LEHMAN AGG BND  464287 22 6   $5,935   59,000 SH    SOLE     NONE   59,000
ISHARES TR                    LEHMAN AGG BND  464287 22 6   $2,712   26,966 SH    SOLE     NONE                 26,966
ISHARES TR                    LRGE CORE INDX  464287 12 7  $12,570  189,000 SH    SOLE     NONE   189,000
ISHARES TR                    MID CORE INDEX  464288 20 8  $18,170  249,000 SH    SOLE     NONE   249,000
ISHARES TR                    MID CORE INDEX  464288 20 8   $2,138   29,293 SH    SOLE     NONE                 29,293
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $38,708  651,000 SH    SOLE     NONE   651,000
ISHARES TR                    MSCI EAFE IDX   464287 46 5  $14,178  238,562 SH    SOLE     NONE                 238,562
ISHARES TR                    MSCI EMERG MKT  464287 23 4  $95,2221,079,000 SH    SOLE     NONE  1,079,000
ISHARES TR                    MSCI EMERG MKT  464287 23 4   $3,396   38,486 SH    SOLE     NONE                 38,486
ISHARES TR                    MSCI EMU INDEX  464286 60 8     $485    6,242 SH    SOLE     NONE                  6,242
ISHARES TR                    RUSSELL 2000    464287 65 5  $17,473  262,000 SH    SOLE     NONE   262,000
ISHARES TR                    RUSSELL MCP GR  464287 48 1  $54,685  582,000 SH    SOLE     NONE   582,000
ISHARES TR                    RUSSELL MCP GR  464287 48 1   $3,698   39,354 SH    SOLE     NONE                 39,354
ISHARES TR                    RUSSELL MIDCAP  464287 49 9   $4,173   47,462 SH    SOLE     NONE                 47,462
ISHARES TR                    RUSSELL1000GRW  464287 61 4   $7,498  147,000 SH    SOLE     NONE   147,000
ISHARES TR                    RUSSELL1000GRW  464287 61 4   $9,381  183,910 SH    SOLE     NONE                 183,910
ISHARES TR                    RUSSELL1000VAL  464287 59 8  $29,614  429,000 SH    SOLE     NONE   429,000
ISHARES TR                    RUSSELL1000VAL  464287 59 8  $11,107  160,895 SH    SOLE     NONE                 160,895
ISHARES TR                    S&P 100 IDX FD  464287 10 1   $2,160   37,992 SH    SOLE     NONE                 37,992
ISHARES TR                    S&P 500 INDEX   464287 20 0  $10,123   81,200 SH    SOLE     NONE   81,200
ISHARES TR                    S&P 500 INDEX   464287 20 0     $471    3,778 SH    SOLE     NONE                  3,778
ISHARES TR                    S&P GLB100INDX  464287 57 2     $491    7,794 SH    SOLE     NONE                  7,794
ISHARES TR                    S&P500/BAR VAL  464287 40 8     $201    3,090 SH    SOLE     NONE                  3,090
LEVEL 3 COMMUNICATIONS INC    COM             52729N 10 0      $40   14,079 SH    SOLE     NONE                 14,079
MIDCAP SPDR TR                UNIT SER 1      595635 10 3     $305    2,264 SH    SOLE     NONE                  2,264
NASDAQ 100 TR                 UNIT SER 1      631100 10 4  $12,490  309,000 SH    SOLE     NONE   309,000
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y 30 8  $23,174  995,000 SH    SOLE     NONE   995,000
SPDR TR                       UNIT SER 1      78462F 10 3  $16,809  135,000 SH    SOLE     NONE   135,000
TEMPLETON GLOBAL INCOME FD    COM             880198 10 6      $57    7,132 SH    SOLE     NONE                  7,132
VAN KAMPEN SENIOR INCOME TR   COM             920961 10 9   $2,798  361,000 SH    SOLE     NONE   361,000
VAN KAMPEN SENIOR INCOME TR   COM             920961 10 9     $227   29,310 SH    SOLE     NONE                 29,310
VANGUARD INDEX TR             MID CAP VIPERS  922908 62 9  $41,796  647,000 SH    SOLE     NONE   647,000
VANGUARD INDEX TR             VALUE VIPERS    922908 74 4  $16,293  285,000 SH    SOLE     NONE   285,000
VANGUARD INTL EQUITY INDEX F  EMR MKT VIPERS  922042 85 8  $17,899  294,000 SH    SOLE     NONE   294,000
VANGUARD SECTOR INDEX FDS     CNS STP VIPERS  92204A 20 7   $5,705  102,000 SH    SOLE     NONE   102,000
VANGUARD SECTOR INDEX FDS     HTH CARE VIPER  92204A 50 4     $156    2,896 SH    SOLE     NONE                  2,896
VANGUARD SECTOR INDEX FDS     HTH CARE VIPER  92204A 50 4  $16,819  311,000 SH    SOLE     NONE   311,000
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